Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000027601
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	3.75%	4.93%	4.52%
C000068506
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027603
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	6.28%	4.94%	4.11%
C000068509
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000135461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000027601
Average Annual Return [Line Items]
Average Annual Return, Percent	8.34%	5.84%	4.98%
Without Sales Load [Member] | C000068506
Average Annual Return [Line Items]
Average Annual Return, Percent	8.60%	6.09%	5.24%
Without Sales Load [Member] | C000027603
Average Annual Return [Line Items]
Average Annual Return, Percent	7.28%	4.94%	4.11%
Without Sales Load [Member] | C000068509
Average Annual Return [Line Items]
Average Annual Return, Percent	8.22%	6.03%	5.22%
Without Sales Load [Member] | C000135461
Average Annual Return [Line Items]
Average Annual Return, Percent	8.35%	6.12%	5.28%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.69%	(1.63%)	1.10%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.69%	(1.63%)	1.10%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.69%	(1.63%)	1.10%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.69%	(1.63%)	1.10%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.69%	(1.63%)	1.10%
Bloomberg Global High Yield Index (USD hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	5.86%	5.82%
Bloomberg Global High Yield Index (USD hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	5.86%	5.82%
Bloomberg Global High Yield Index (USD hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	5.86%	5.82%
Bloomberg Global High Yield Index (USD hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	5.86%	5.82%
Bloomberg Global High Yield Index (USD hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	5.86%	5.82%